Stock Option Plans and Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plans and Stock-Based Compensation

7. Stock Option Plans and Stock-Based Compensation

2015 Stock Option Plans

In 2015, the Company adopted (i) the Amended and Restated 2015 Stock Option and Grant Plan and (ii) the 2015 Stock Incentive Plan (together the “2015 Stock Option Plans”) under which it may grant incentive stock options (“ISOs”), nonqualified stock options (“NSOs”), and restricted stock to purchase shares of common stock. The 2015 Stock Option Plans reserve 5,000,000 shares of common stock for issuance as ISOs, 500,000 shares of restricted stock and 250,000 shares for issuance under the 2015 Stock Incentive Plan. Under the 2015 Stock Option Plans ISOs may not be granted at less than fair market value on the date of the grant and generally vest over a four-year period based on continued service. Certain options are subject to vesting based on certain future performance targets. Options generally expire ten years after the grant date.

At June 30, 2018, 497,868 shares were available for issuance under the Amended and Restated 2015 Stock Option and Grant Plan. At June 30, 2018, 132,202 shares were available for issuance under the 2015 Stock Incentive Plan. The Company currently uses authorized and unissued shares to satisfy share award exercises.

2017 Long Term Incentive Plan

In November 2017, the Company’s board of directors adopted the 2017 Long Term Incentive Plan (the “2017 Plan”). As of December 31, 2017, the Company had reserved 8,856,876 shares of common stock available for issuance under the 2017 Plan to employees, directors, officers and consultants of the Company and its subsidiaries. The number of shares of common stock available for issuance under the 2017 Plan will be increased on each January 1 hereafter by 4,428,438 shares of common stock. Options granted under the 2017 Plan generally vest over four years. Common stock subject to an award that expires or is canceled, forfeited, exchanged, settled in cash or otherwise terminated without delivery of shares, and shares withheld or surrendered to pay the exercise price of, or to satisfy the withholding obligations with respect to an award, will become available for future grants under the 2017 Plan. At June 30, 2018, 6,441,482 shares were available for issuance under the 2017 Plan. The Company currently uses authorized and unissued shares to satisfy share award exercises.

In November 2017, the Company’s board of directors adopted the Employee Stock Purchase Plan (the “ESPP”). The ESPP became effective on in November of 2017, after the date our registration statement was declared effective by the SEC. As of June 30, 2018, the participation in the ESPP is not effective and no shares were purchased.

Options Activity

The fair value for the Company’s stock options granted during the year ended June 30, 2017 and 2018 was estimated at the date of grant using a Black Scholes option-pricing model using the following weighted average assumptions:

	June 30, 2017	June 30, 2018
Expected dividend rate	0%	0%
Expected volatility	49%	40.0% - 41.1%
Risk-free interest rate	2.11% - 2.11%	2.63% - 2.91%
Expected term (in years)	6.25	6.25

The following table summarizes option activity under the 2017 Plan and related information:

	Number of Options	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balances at December 31, 2017	3,500,075	$5.43	8.8	31,784,488

Granted	50,879	$20.81
Exercised	(365,111)	$2.45
Forfeited	(82,907)	$2.78

Balances at June 30, 2018	3,102,936	$6.11	8.3	57,188,986

Options vested and expected to vest at June 30, 2018	3,102,936	$6.11	8.3	57,188,986

Options vested and exercisable at June 30, 2018	830,912	$2.33	7.3	18,455,289

The Company expects all outstanding stock options at June 30, 2018 to fully vest. The weighted average grant date fair value per share for the period ended June 30, 2017 and 2018 was $1.64 and $9.19, respectively. Compensation expense relating to stock options was approximately $0.3 million for the six months ended June 30, 2017 and approximately $2.5 million for the six months ended June 30, 2018. The total fair value of shares vested during the six months ended June 30, 2017 was approximately $0.2 million; and during the six months ended June 30, 2018 was approximately $0.6 million.

As of June 30, 2017, the total unrecognized compensation expense related to non-vested stock options granted was $1.4 million and was expected to be recognized over a weighted average period of 2.78 years. As of June 30, 2018, the total unrecognized compensation expense related to non-vested stock options granted is $9.2 million and is expected to be recognized over a weighted average period of 2.51 years.

Incentive Unit Plan

In 2014 and 2015, the Company granted shares of the Company’s common stock (the “incentive units”) to certain members of management pursuant to restricted stock agreements (the “RSAs”).

The incentive units were granted with an exercise price equal to the fair market value on the date of grant, are subject to vesting, and are subject to the Company’s right to repurchase until vested. Upon vesting, the incentive units automatically convert to unrestricted common stock. Prior to modification, 50% of incentive units granted to executives vested based on performance meeting or exceeding EBITDA targets, as defined in the RSAs. Incentive units granted to non-executives and the remaining 50% of incentive units granted to executives vest 25% on the first anniversary date of the grant, and ratably over the remaining three years. The graded-vesting attribution method is used by the Company to determine the monthly stock-based compensation expense over the applicable vesting periods. In 2017, the Board of Directors waived the EBITDA criteria associated with the annual tranche of performance vesting stock options resulting in a modification.

The Company did not grant any incentive units during the first half of 2018. As of June 30, 2018, the aggregate intrinsic value of 994,173 non-vested incentive units was $24.4 million, and the total unrecognized compensation related to non-vested incentive units granted was approximately $4.7 million and is expected to be recognized over a weighted-average remaining period of 0.5 years. During the second quarter of 2018, approximately 253,000 units vested. During the first half of 2018, approximately 1.2 million units vested. Stock based compensation expense relating to incentive units was approximately $21,000 for the six months ended June 30, 2017, and $4.3 million for the six months ended June 30, 2018.

Restricted Stock Units

The Company granted 423,413 restricted stock units during the six months ended June 30, 2018. As of June 30, 2018, 1,245,609 units of restricted stock are expected to vest over a weighted average remaining contractual period of 2.0 years with an aggregate intrinsic value of approximately $30.6 million. The total unrecognized compensation related to restricted stock units was $14.9 million as of June 30, 2018 and is expected to be recognized over a weighted average period of 3.47 years. Stock based compensation expense relating to restricted stock units was approximately $0.0 million for six months ended June 30, 2017, and $2.5 million for the six months ended June 30, 2018.

Stock-based compensation expense, which includes stock options, restricted stock units and incentive units, was recognized as follows:

	Six Months Ended June 30,
	2017	2018
	(In thousands)
Cost of revenue—subscription	$18	$374
Cost of revenue—services and other	38	722
Research and development	65	1,293
General and administrative	75	4,035
Sales and marketing	147	2,831

Total stock-based compensation expense	$343	$9,255

11. Stock Option Plans and Stock-Based Compensation

2015 Stock Option Plans

In 2015, the Company adopted (i) the Amended and Restated 2015 Stock Option and Grant Plan and (ii) the 2015 Stock Incentive Plan (together the “2015 Stock Option Plans”) under which it may grant incentive stock options (“ISOs”), nonqualified stock options (“NSOs”), and restricted stock to purchase shares of common stock. The 2015 Stock Option Plans reserve 5,000,000 shares of common stock for issuance as ISOs, 500,000 shares of restricted stock and 250,000 shares for issuance under the 2015 Stock Incentive Plan. Under the 2015 Stock Option Plans ISOs may not be granted at less than fair market value on the date of the grant and generally vest over a four-year period based on continued service. Certain options are subject to vesting based on certain future performance targets. Options generally expire ten years after the grant date.

At December 31, 2017, 425,112 shares were available for issuance under the Amended and Restated 2015 Stock Option and Grant Plan. At December 31, 2017, 123,105 shares were available for issuance under the 2015 Stock Incentive Plan. The Company currently uses authorized and unissued shares to satisfy share award exercises.

2017 Long Term Incentive Plan

In November 2017, the Company’s board of directors adopted the 2017 Long Term Incentive Plan (the “2017 Plan”). As of December 31, 2017, the Company had reserved 8,856,876 shares of common stock available for issuance under the 2017 Plan to employees, directors, officers and consultants of the Company and its subsidiaries. The number of shares of common stock available for issuance under the 2017 Plan will be increased on each January 1 hereafter by 4,428,438 shares of common stock. Options granted under the 2017 Plan generally vest over four years. Common stock subject to an award that expires or is canceled, forfeited, exchanged, settled in cash or otherwise terminated without delivery of shares, and shares withheld or surrendered to pay the exercise price of, or to satisfy the withholding obligations with respect to an award, will become available for future grants under the 2017 Plan. At December 31, 2017, 6,890,082 shares were available for issuance under the 2017 Plan. The Company currently uses authorized and unissued shares to satisfy share award exercises.

In November 2017, the Company’s board of directors adopted the Employee Stock Purchase Plan (the “ESPP”). The ESPP became effective on in November of 2017, after the date our registration statement was declared effective by the SEC. As of December 31, 2017, the participation in the ESPP has is not effective and no shares were purchased.

The fair value for the Company’s stock options granted during the year ended December 31, 2015 was estimated at the date of grant using a Black Scholes option-pricing model with the following assumptions:

	Time Based	Performance Based
Expected dividend rate	0%	0%
Expected volatility	48.4%	48.4%
Risk-free interest rate	1.55% - 1.95%	1.68% - 1.93%
Expected term (in years)	6.25	5.5 - 6.25

The fair value for the Company’s stock options granted during the year ended December 31, 2016 was estimated at the date of grant using a Black Scholes option-pricing model with the following assumptions:

	Time Based	Performance Based
Expected dividend rate	0%	0%
Expected volatility	49%	49%
Risk-free interest rate	1.31% - 2.24%	1.27% - 2.16%
Expected term (in years)	5.5 - 6.25	5.75 - 6.4

The fair value for the Company’s stock options granted during the year ended December 31, 2017 was estimated at the date of grant using a Black Scholes option-pricing model with the following assumptions:

	Time Based	Performance Based
Expected dividend rate	0%	0%
Expected volatility	40.9% - 49%	40.9% - 49%
Risk-free interest rate	1.96% - 2.18%	1.96% - 2.18%
Expected term (in years)	6.25 - 6.25	5.5 - 6.29

The risk-free interest rate is based on the U.S. treasury yield curve for the term consistent with the life of the stock options as of the date of grant. The Company has elected to apply the “shortcut approach” in developing the estimate of expected term for “plain vanilla” stock options by using the mid-point between the vesting date and contractual termination date. The Company has not paid, and does not anticipate paying, cash dividends on its common stock; therefore, the expected dividend yield is assumed to be zero.

The Company has determined the volatility for stock options granted based on an analysis of reported data for a comparable peer group of companies that issued stock options with substantially similar terms. The Company did not utilize its own historic volatility because, prior to November 2017, there was no public market for the Company’s common stock, and current time in the public market was not sufficiently long. The expected volatility of stock options granted has been determined using an average of the historical volatility measures of this peer group of companies consistent with the life of the options.

The Company expects all outstanding stock options at December 31, 2017 to fully vest. The weighted average grant date fair value per share for the year ended December 31, 2015, 2016 and 2017 was $1.15, $0.83 and $4.32, respectively. Compensation expense relating to stock options was approximately $160,000, $508,000 and $1.0 million for the years ended December 31, 2015, 2016 and 2017, respectively. The total fair value of shares vested during the years ended December 31, 2015, 2016 and 2017 was approximately $50,000, $571,000 and $323,000, respectively.

The following table summarizes activity for service vesting stock options during the years ended December 31, 2015, 2016 and 2017:

	Number of Options	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balances at December 31, 2014	—	$—
Granted	1,349,782	$2.38
Forfeited	(23,333)	$2.42

Balances at December 31, 2015	1,326,449	$2.38	9.7

Options vested and expected to vest at December 31, 2015	1,326,449	$2.38	9.7

Options vested and exercisable at December 31, 2015	10,781	$2.42	9.7

Balances at December 31, 2015	1,326,449	$2.38	9.7
Granted	419,839	$1.69
Exercised	(6,568)	$1.77		$2,950
Forfeited	(117,602)	$2.31

Balances at December 31, 2016	1,622,118	$2.21	8.9	$1,546,599

Options vested and expected to vest at December 31, 2016	1,622,118	$2.21	8.9	$1,546,599

Options vested and exercisable at December 31, 2016	416,265	$2.36	8.7	$340,334

Balances at December 31, 2016	1,622,118	$2.21	8.9	$1,546,599

Granted	1,592,370	$9.54
Conversion of performance to service based	591,892	$2.53
Exercised	(152,330)	$2.22		$1,871,041
Forfeited	(153,975)	$2.21

Balances at December 31, 2017	3,500,075	$5.43	8.8	$31,784,488

Options vested and expected to vest at December 31, 2017	3,500,075	$5.43	8.8	$31,784,488
Options vested and exercisable at December 31, 2017	926,614	$2.28	7.9	$11,324,729

The following table summarizes the status of the Company’s non-vested service vesting stock options for the years ended December 31, 2015, 2016 and 2017:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2014	—	$—

Granted	1,349,782	$1.16
Vested	(10,781)	$1.17
Forfeited	(23,333)	$1.17

Non-vested at December 31, 2015	1,315,668	$1.15

Granted	401,094	$0.81
Vested	(382,364)	$1.16
Forfeited	(117,602)	$1.12

Non-vested at December 31, 2016	1,216,796	$1.05

Granted	1,592,370	$4.13
Conversion of vested performance to time based	322,988	$11.95
Vested	(437,829)	$1.04
Forfeited	(111,076)	$1.07

Non-vested at December 31, 2017	2,583,249	$4.32

The total unrecognized compensation expense related to non-vested service vesting stock options granted is $10.7 million and is expected to be recognized over a weighted average period of 3.14 years as of December 31, 2017.

The following table summarizes activity of performance vesting stock options for the years ended December 31, 2015, 2016 and 2017:

	Number of Options	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balances at December 31, 2014	—	$—
Granted	322,846	$2.32

Balances at December 31, 2015	322,846	$2.32	9.7

Options vested and expected to vest at December 31, 2015	322,846	$2.32	9.7

Options vested and exercisable at December 31, 2015	33,613	$2.33	9.5

Balances at December 31, 2015	322,846	$2.32	9.7

Granted	101,427	$1.77
Exercised	(4,000)	$1.36		$1,942
Forfeited	(7,500)	$2.42

Balances at December 31, 2016	412,773	$2.19	8.9	$401,616

Options vested and expected to vest at December 31, 2016	412,773	$2.19	8.9	$401,616
Options vested and exercisable at December 31, 2016	142,391	$2.22	8.8	$134,871

Balances at December 31, 2016	412,773	$2.19	8.9	$401,616

Granted	187,469	$3.27
Exercised	(8,350)	$2.38		$101,178
Conversion of shares	(591,892)	$2.53	8.5

Options vested and expected to vest at December 31, 2017	—	$—	—	$—

Options vested and exercisable at December 31, 2017	—	$—	—	$—

The performance vesting stock options are subject to performance requirements, determined prior to the grant date, based on the Company meeting certain annual earnings before interest, taxes, depreciation and amortization, (“EBITDA”) targets as set by the Board of Directors for the applicable years. During the years ended December 31, 2015, 2016 and 2017, the Board of Directors waived the EBITDA criteria associated with the annual tranche of performance vesting stock options resulting in a modification. These modifications impacted 16, 26 and 34 employees and resulted in incremental stock-based compensation expense of $37,000, $98,000 and $45,000 for the years ended December 31, 2015, 2016 and 2017, respectively.

During the fourth quarter of 2017, all performance vesting options were modified to become time vesting stock options, affecting approximately 40 employees. No other terms of the options were modified. This modification resulted in recognition of incremental stock compensation expense of $74,000 in 2017 and incremental future stock-based compensation expense of $3.6 million to be recognized over the remaining vesting period of these options.

A summary of the status of the Company’s non-vested performance vesting stock options as of December 31, 2017, and changes during the year ended December 31, 2015, 2016 and 2017 are presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2014	—
Granted	322,846	$1.12
Vested	(33,613)	$1.12

Non-vested at December 31, 2015	289,233	$1.11

Granted	101,427	$0.84
Vested	(106,903)	$0.99
Forfeited	(6,563)	$1.18
Non-vested at December 31, 2016	277,194	$1.01

Granted	187,469	$1.55

Vested	(141,675)	$1.54
Conversion of vested performance to service based	(322,988)	$11.95

Non-vested at December 31, 2017	—	$—

Incentive Unit Plan

In 2014 and 2015, the Company granted shares of the Company’s common stock (the “incentive units”) to certain members of management pursuant to restricted stock agreements (the “RSAs”).

Incentive units were issued subsequent to the SailPoint Technologies, Inc. acquisition discussed in Note 3 in the notes to the consolidated financial statements. The incentive units were granted with an exercise price equal to the fair market value on the date of grant, are subject to vesting, and if exercised in advance of vesting were subject to the Company’s right to repurchase. Upon vesting, the incentive units automatically convert to common stock. 50% of incentive units granted to executives vest based on performance meeting or exceeding EBITDA targets, as defined in the RSAs. Incentive units granted to non-executives and the remaining 50% of incentive units granted to executives vest 25% on the first anniversary date of the grant, and ratably over the remaining three years. The graded-vesting attribution method is used by the Company to determine the monthly stock-based compensation expense over the applicable vesting periods.

The liability for the cash paid to the Company prior to conversion of the incentive units to shares of common stock, was approximately $194,000 and $116,000 at December 31, 2016 and 2017, respectively, and is included in long term debt. During the year ended December 31, 2017, the Board of Directors waived the EBITDA criteria associated with the annual tranche of performance vesting stock options resulting in a modification. This modification impacted 32 employees and resulted in incremental stock-based compensation expense of $2.4 million. During the fourth quarter of 2017, all incentive units originally granted with performance vesting criteria were modified to vest over time, impacting approximately 32 employees and resulting in incremental stock-based compensation expense of $0.6 million. Additionally, during the fourth quarter of 2017, the Board of Directors approved accelerated vesting of restricted stock for an exiting board member that resulted in an incremental stock-based compensation expense of approximately $154,000.

A summary of the Company’s non-vested incentive unit activity as of December 31, 2017, changes during the year ended December 31, 2015, 2016 and 2017 are presented below:

	Number of Shares (In thousands)	Weighted- average exercise price (per share)
Non-vested at December 31, 2014	7,080	$0.0517

Granted	170	$0.0517
Vested	(1,193)	$0.0517
Forfeited	(531)	$0.0517

Non-vested at December 31, 2015	5,526	$0.0517

Granted	(1,677)	$0.0517
Vested	7	$0.0517
Forfeited	(20)	$0.0517
Other(1)	291	$0.0517

Non-vested at December 31, 2016	4,127	$0.0517

Vested	(1,846)	$0.0517
Repurchased	—	$—
Forfeited	(39)	$0.0517

Non-vested at December 31, 2017	2,242	$0.0517

(1)	The non-vested total from December 31, 2016 has been adjusted to include incentive units previously issued.

The total unrecognized compensation related to non-vested incentive units granted is approximately $9.0 million and is expected to be recognized over a weighted-average period of 1.0 years as of December 31, 2017. The total intrinsic value of units unvested as of December 31, 2015, 2016 and 2017 was $5.7 million, $8.5 million and $32.5 million, respectively. Compensation expense relating to incentive units, including both service and performance vesting, was approximately $86,000, $60,000 and $3.2 million for the years ended December 31, 2015, 2016 and 2017, respectively.

Stock-based compensation expense, which includes stock options, restricted stock units and incentive units, recognized was as follows:

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Cost of revenue—subscription	$12	$34	$133
Cost of revenue—services and other	20	63	458
Research and development	62	118	658
General and administrative	28	96	2,062
Sales and marketing	124	257	1,203

Total stock-based compensation	$246	$568	$4,514

Restricted Stock Units

During the year ended December 31, 2017, we awarded RSUs to certain employees, with a weighted-average grant date fair value of $12.18 per share. RSUs are generally subject to forfeiture if employment terminates prior to the vesting date. We expense the cost of the RSUs, which is determined to be the fair market value of the shares of common stock underlying the RSUs on the date of grant, ratably over the period during which the vesting restrictions lapse.

The following provides a summary of the restricted stock unit activity for the Company for the year ended December 31, 2017:

	Number of Shares	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (In thousands)
Balances at December 31, 2016	—

Granted	897,284
Vested	—
Forfeited	—

Balances at December 31, 2017	897,284	9.9	$186

Units vested and expected to vest at December 31, 2017	897,284	9.9	$186

The total unrecognized compensation related to restricted stock units is $10.6 million for December 31, 2017 and is expected to be recognized over a weighted average period of 3.88 years.

A summary of the Company’s non-vested incentive unit activity as of December 31, 2017 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2016	—	$—
Granted	897,284	12.18
Vested	—	—
Forfeited	—	—

Non-vested at December 31, 2017	897,284	$12.18